Note 15 - Trade and Other Payables, and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
Note 15.	Trade and Other Payables, and Other Current Liabilities

The table below specifies the items of trade and other payables.

	As of December 31,
[US$ thousands]	2021	2022
Trade payables due to third party suppliers	32,506	40,031
Trade and other payables due to related parties (Note 18)	1,505	4,125
Employee withholding tax	1,737	1,618
Value added tax	1,648	768
Payroll tax (1)	982	394
Total trade and other payables	38,378	46,937
(1)	Includes accruals for social security costs related to share-based remuneration.

The table below specifies the items of other current liabilities.

	As of December 31,
[US$ thousands]	2021	2022
Accrued personnel expenses	11,793	11,586
Unsettled trades (Note 3)	6,931	-
Other current liabilities	401	567
Total other current liabilities	19,125	12,152

For a schedule of maturities for trade and other payables, and other current liabilities, see Note 16.